SUMMARY OF CHANGES IN THE FAIR VALUE OF WARRANT LIABILITIES (Details) - USD ($)	3 Months Ended				4 Months Ended	6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Fair value as of December 31, 2020	$ 6,260,000	$ 7,166,250				$ 7,166,250			$ 7,166,250		$ 7,166,250
Change in fair value	1,481,087	(2,184,000)	$ (341,250)	$ (341,250)	$ 1,092,000	(419,500)	$ (341,250)	$ (68,250)	(4,410,250)	$ (204,750)	(1,906,250)	$ 1,433,250	$ 68,250
Fair value as of March 31, 2021	8,307,375										6,260,000	7,166,250
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of December 31, 2020	6,260,000
Change in fair value	2,047,375
Fair value as of March 31, 2021	8,307,375										6,260,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Fair value as of December 31, 2020	$ 6,260,000	$ 7,166,250	$ 5,733,000			$ 7,166,250	$ 5,733,000		$ 7,166,250	$ 5,733,000	7,166,250	5,733,000
Change in fair value											(906,250)	1,433,250
Fair value as of March 31, 2021											$ 6,260,000	$ 7,166,250	$ 5,733,000